Warrants (Details) - SoundHound, Inc. [Member] - USD ($)		1 Months Ended							4 Months Ended	9 Months Ended		12 Months Ended
	Jun. 14, 2021	Jun. 30, 2021	Mar. 31, 2021	Nov. 30, 2020	Nov. 30, 2013	Apr. 30, 2013	Mar. 31, 2011	Sep. 30, 2010	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) [Line Items]
Issued detachable warrants (in Shares)		63,785	127,570
Share price (in Dollars per share)			$ 20.37						$ 1.97			$ 1.97
Fair value of warrants					$ 291,000	$ 141,000	$ 57,000	$ 113,000
Increase in fair value												$ 269,000	$ 224,000
Dividend yield												0.00%	0.00%
Fair value of warrant													$ 1,662,000
Fair value adjustment warrants									$ (1,259,000)	$ 2,701,000	$ 593,000	$ 587,000	$ 428,000
Warrant term										10 years
Warrants to purchase (in Shares)					89,418	44,708	25,394	76,180
Series B preferred stock warrants, description				the Series B preferred stock warrants were exercised in full resulting in the issuance of 101,574 Series B preferred shares at $1.97 per share in exchange for $200,000. The fair value of the warrants on the date of exercise was approximately $1,931,000 and was recorded as additional paid in capital on the Company’s Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders’ Deficit.
Warrant liability, description												As of December 31, 2020, none of these warrants have been exercised. The warrant liability will be remeasured to fair value at the end of each reporting period until the warrants are exercised, forfeited or expired. The April 2013 warrants expire in February 2023, and the November 2013 warrants expire in November 2023. The aggregate fair value of the April 2013 and November 2013 warrants as of December 31, 2020 was approximately $2,004,000.
Warrant [Member]
Warrants (Details) [Line Items]
Share price (in Dollars per share)										$ 20.37
Fair value adjustment warrants	$ 2,004		$ 4,705
Series B Redeemable Convertible Preferred Stock [Member]
Warrants (Details) [Line Items]
Issued detachable warrants (in Shares)							25,394	76,180
Share price (in Dollars per share)										$ 1.97			$ 1.97
Increase in fair value											262
Warrant term										10 years
Series C Redeemable Convertible Preferred Stock [Member]
Warrants (Details) [Line Items]
Issued detachable warrants (in Shares)					89,418	44,708
Share price (in Dollars per share)									$ 6.71	$ 6.71		$ 6.71	$ 6.71
Increase in fair value										$ 2,701	$ 593		$ 204,000
Fair value adjustment warrants													$ 1,686,000
Warrant term										10 years
Warrant liability, description											The warrant liability will be remeasured to fair value at the end of each reporting period until the warrants are exercised, forfeited or expired. The April 2013 warrants expire in February 2023, and the November 2013 warrants expire in November 2023. The aggregate fair value of the Series C preferred stock warrants as of September 30, 2021 and December 31, 2020 was approximately $4,705 and $2,004, respectively.
Promissory Notes Issued With Detachable Series C Preferred Stock Warrants [Member]
Warrants (Details) [Line Items]
Increase in fair value												$ 318,000